                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 7/31/05

               Date of Reporting Period: Fiscal year ended 7/31/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended
	2005	2004		7/31/2003	[1]
Net Asset Value, Beginning of Period	$1.99	$1.99		$1.99
Income From Investment Operations:
Net investment income	0.04	0.02		0.01
Net realized and unrealized loss on investments	(0.01)	(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.02		0.01
Less Distributions:
Distribution from net investment income	(0.04)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.98	$1.99		$1.99
Total Return [3]	1.40%	0.78%		0.30%

Ratios to Average Net Assets:
Expenses	0.70%	0.70%		0.70	% [4]
Net investment income	1.73%	0.76%		0.86	% [4]
Expense waiver/reimbursement [5]	0.35%	0.33%		0.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,255	$10,241		$5,936
Portfolio turnover	38%	86%		85	% [6]

1 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,011.90	$3.49
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.32	$3.51

1 Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was (0.60)% for Class A Shares. The total return of the Merrill Lynch 6-Month Treasury Bill Index 1 (the "Index") was 2.16% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the Index.

During the reporting period, the most significant factors affecting the fund's performance relative to the Index were: (1) material increases in short-term interest rates (i.e., rates for securities with maturities of less than 1 year); and (2) the fund's holdings of adjustable rate securities that temporarily lagged these interest rate increases.

MARKET OVERVIEW

The Federal Reserve Board (the "Fed") tightened monetary policy on eight occasions during the 12-month reporting period, in measured 0.25% increments at each Federal Open Market Committee meeting. 2 These actions took the federal funds target rate to 3.25%.

Yields on short-term government securities responded quickly to and in most cases anticipated the monetary policy actions taken by the Fed. Yields on adjustable rate securities did not respond as quickly to the Fed's actions because their rates are reset periodically and, therefore, lag changes in market interest rates.

1 The Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. It is not possible to invest directly in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

FUND PERFORMANCE

As a result of the general decline in prices for short-term U.S. government securities, the net asset value of the shares fell very early in the reporting period, from $1.99 to $1.98. 3 This drop in net asset value contributed negatively to the relative performance of the shares as compared to the Index. Although yields continued to rise over the remainder of the reporting period, the net asset value of the shares remained stable at $1.98. The fund maintained a shorter duration 4 than the Index throughout the 12-month period. This shorter duration reflected the fund's emphasis on floating and adjustable rate mortgage-backed securities ("MBS") and helped to protect the portfolio against additional net asset value declines during the reporting period.

During the reporting period, MBS and money market securities contributed positively to fund performance, partially offsetting the decline in net asset value of the shares. Approximately 47% of portfolio assets were allocated to the MBS sector. This allocation provided incremental yield to the portfolio relative to the Index and to the traditional government money market sector.

As noted above, increases in the yields on adjustable rated securities lagged the general increases in short-term yields during the period. As a consequence, the fund's holdings of adjustable rate securities led to lagging returns relative to the Index.

3 The fund is not a money market fund. Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Government Ultrashort Duration Fund (Class A Shares) (the "Fund") from July 10, 1997 (start of performance) 2 to July 31, 2005, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 3

Average Annual Total Returns [4] for the Period Ended 7/31/2005
1 Year	(0.60)%
5 Years	1.72%
Start of Performance (7/10/1997)	2.82%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index. Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

2 The start of performance date of the Fund's Institutional Shares was July 10, 1997. Class A Shares were first offered on March 6, 2003. For the period prior to the commencement of operations of the Class A Shares, the performance information is for the Fund's Institutional Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares.

3 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

4 Total return quoted reflects all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Government Securities	Percentage of Total Investments [2]
U.S. Government Agency Mortgage-Backed Securities	46.8%
U.S. Government Agency Securities	31.2%
Repurchase Agreements	22.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

July 31, 2005

Principal Amount		Value
	ADJUSTABLE-RATE MORTGAGES--19.5%
	Federal Home Mortgage Corp. ARM--5.3%
$4,535,690	4.211%, 9/1/2025	$4,672,136
4,074,839	4.241%, 1/1/2035	4,048,303
3,452,991	4.249%, 9/1/2028	3,517,779
1,470,678	4.551%, 12/1/2032	1,468,550
3,199,452	4.645%, 1/1/2027	3,292,664
	TOTAL	16,999,432
	Federal National Mortgage Association ARM--14.2%
5,796,151	3.786%, 11/1/2034	5,744,785
4,224,036	3.789%, 12/1/2034	4,177,977
3,381,953	3.866%, 12/1/2034	3,351,620
8,495,084	4.033%, 5/1/2040 - 8/1/2040	8,614,901
4,320,673	4.230%, 4/1/2033	4,412,940
4,951,673	4.282%, 9/1/2027	5,032,527
8,905,047	4.582%, 4/1/2024	9,177,571
1,880,909	4.746%, 7/1/2033	1,903,885
1,476,196	4.942%, 6/1/2028	1,518,012
975,314	5.033%, 8/1/2032	1,005,266
703,281	5.105%, 8/1/2031	719,935
	TOTAL	45,659,419
	TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $63,047,939)	62,658,851
	COLLATERALIZED MORTGAGE OBLIGATIONS--24.3%
	Federal Home Mortgage Corp. REMIC--14.1%
3,500,000	Series SF1-A4, 2.520%, 5/15/2010	3,439,860
500,419	Series 2515-GW, 3.500%, 5/15/2021	499,613
1,491,764	Series 1587-FL, 3.592%, 10/15/2008	1,488,122
2,435,869	Series 2539-FK, 3.738%, 10/15/2016	2,444,351
9,972,579	Series 2571-FB, 3.738%, 2/15/2018	10,019,893
3,812,502	Series 2534-MF, 3.788%, 9/15/2030	3,821,356
800,481	Series 2395-FT, 3.838%, 12/15/2031	802,947
3,152,145	Series 2359-FA, 3.888%, 2/15/2029	3,173,188
4,523,660	Series 2554-FW, 3.888%, 11/15/2029	4,539,140
936,134	Series 2444-FT, 3.918%, 9/15/2029	941,307
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal Home Mortgage Corp. REMIC--continued
$1,209,239	Series 2478-YK, 3.938%, 2/15/2032	$1,216,838
247,060	Series 2452-FG, 3.938%, 3/15/2032	248,802
2,442,220	Series 2396-FL, 3.988%, 12/15/2031	2,467,850
3,018,664	Series 2669-AD, 4.000%, 6/15/2017	3,013,701
1,363,223	Series 2865-PJ, 4.000%, 3/15/2024	1,352,089
442,706	Series 2191-MF, 4.009%, 12/17/2027	444,168
814,956	Series 1640-FA, 4.238%, 12/15/2008	819,439
1,101,967	Series 1146-E, 4.488%, 9/15/2021	1,102,204
1,500,000	Series 1611-JA, 4.625%, 8/15/2023	1,523,371
2,107,591	Series 2389-CD, 6.000%, 3/15/2016	2,143,035
	TOTAL	45,501,274
	Federal National Mortgage Association REMIC--9.5%
1,918,100	Series 0557-A-NM, 3.410%, 7/25/2035	1,917,832
5,470,275	Series 2003-15-FW, 3.664%, 12/25/2016	5,489,415
1,056,628	Series 2002-53-FP, 3.764%, 8/25/2030	1,058,529
2,828,190	Series 2002-74-FV, 3.764%, 11/25/2032	2,836,917
2,120,994	Series 1998-22-FA, 3.809%, 4/18/2028	2,134,585
755,424	Series 2001-34-FL, 3.814%, 8/25/2031	760,038
998,045	Series 2001-68-FD, 3.814%, 12/25/2031	1,006,028
2,141,950	Series 2002-58-LF, 3.860%, 1/25/2029	2,146,447
1,498,454	Series 2002-50-FH, 3.860%, 12/25/2029	1,500,637
5,757,089	Series 2002-82-FK, 3.910%, 10/25/2031	5,785,701
450,991	Series 1993-220-FA, 3.944%, 11/25/2013	454,977
218,856	Series 2002-39-FB, 3.959%, 3/18/2032	220,398
4,418,495	Series 2003-3-PB, 5.000%, 7/25/2012	4,433,015
966,829	Series 1994-12-C, 6.250%, 1/25/2009	967,330
	TOTAL	30,711,849
	Government National Mortgage Association REMIC--0.7%
1,498,083	Series 2001-21-FB, 3.809%, 1/16/2027	1,503,117
586,246	Series 1999-43-FA, 3.859%, 11/16/2029	588,971
117,541	Series 2000-12-FQ, 4.059%, 6/16/2029	117,583
	TOTAL	2,209,671
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $78,375,104)	78,422,794
Principal Amount		Value
	GOVERNMENT AGENCIES--31.1%
	Federal Home Loan Bank System Floating Rate Notes--6.2% [1]
$10,000,000	3.148%, 8/16/2005	$9,987,600
10,000,000	3.270%, 9/13/2005	10,005,200
	TOTAL	19,992,800
	Federal Home Loan Bank System Notes--1.4%
3,000,000	2.450%, 5/17/2006	2,966,310
1,500,000	5.125%, 3/6/2006	1,511,835
	TOTAL	4,478,145
	Federal Home Loan Mortgage Corp. Discount Notes--2.0% [2]
6,667,000	3.230% - 3.350%, 10/11/2005 - 12/6/2005	6,602,839
	Federal Home Loan Mortgage Corp. Floating Rate Notes--16.8% [1]
14,000,000	3.184%, 8/7/2005	14,005,460
20,000,000	3.335%, 9/9/2005	19,996,600
20,000,000	3.510%, 10/7/2005	19,998,200
	TOTAL	54,000,260
	Federal National Mortgage Association Floating Rate Notes--4.7% [1]
5,000,000	3.160%, 8/17/2005	5,002,200
10,000,000	3.220%, 9/6/2005	9,997,400
	TOTAL	14,999,600
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $100,073,318)	100,073,644
	MORTGAGE-BACKED SECURITIES--2.9%
	Federal Home Loan Mortgage Corporation--2.3%
3,331,886	6.000%, 6/1/2020	3,454,359
3,726,958	6.500%, 9/1/2018	3,874,580
	TOTAL	7,328,939
	Federal National Mortgage Association--0.6%
1,742,051	7.500%, 1/1/2032 - 8/1/2032	1,858,006
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,249,248)	9,186,945
Principal Amount		Value
	REPURCHASE AGREEMENTS--21.9%
$25,000,000	Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $25,007,005 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	$25,000,000
25,000,000	Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at $25,006,917 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	25,000,000
20,815,000	Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.280%, dated 7/29/2005 to be repurchased at $20,820,689 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	20,815,000
	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	70,815,000
	TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $321,560,609) [3]	321,157,234
	OTHER ASSETS AND LIABILITIES - NET--0.3%	1,123,040
	TOTAL NET ASSETS-100%	$322,280,274

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 The cost of investments for federal tax purposes amounts to $321,560,609.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in securities	$250,342,234
Investments in repurchase agreements	70,815,000
Total investments in securities (identified cost $321,560,609)		$321,157,234
Cash		427
Income receivable		1,672,965
Receivable for shares sold		477,750
TOTAL ASSETS		323,308,376
Liabilities:
Payable for shares redeemed	399,774
Income distribution payable	530,272
Payable for registration fee	46,748
Payable for distribution services fee (Note 5)	705
Payable for shareholder services fee (Note 5)	6,385
Accrued expenses	44,218
TOTAL LIABILITIES		1,028,102
Net assets for 162,620,580 shares outstanding		$322,280,274
Net Assets Consist of:
Paid-in capital		$326,787,212
Net unrealized depreciation of investments		(403,375)
Accumulated net realized loss on investments		(4,091,948)
Distributions in excess of net investment income		(11,615)
TOTAL NET ASSETS		$322,280,274
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$255,723,655 ÷ 129,030,566 shares outstanding, no par value, unlimited shares authorized		$1.98
Institutional Service Shares:
$62,301,592 ÷ 31,443,847 shares outstanding, no par value, unlimited shares authorized		$1.98
Class A Shares:
$4,255,027 ÷ 2,146,167 shares outstanding, no par value, unlimited shares authorized		$1.98
Offering price per share (100/98.00 of $1.98) [1]		$2.02
Redemption proceeds per share		$1.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest (including income on securities loaned of $2,125)			$11,778,738
Expenses:
Investment adviser fee (Note 5)		$1,934,659
Administrative personnel and services fee (Note 5)		388,281
Custodian fees		26,722
Transfer and dividend disbursing agent fees and expenses		69,644
Directors'/Trustees' fees		8,821
Auditing fees		16,016
Legal fees		7,915
Portfolio accounting fees		119,398
Distribution services fee--Class A Shares (Note 5)		17,711
Shareholder services fee--Institutional Service Shares (Note 5)		285,384
Shareholder services fee--Class A Shares (Note 5)		17,703
Share registration costs		69,505
Printing and postage		33,627
Insurance premiums		13,151
Miscellaneous		27,133
TOTAL EXPENSES		3,035,670
Waivers (Note 5):
Waiver of investment adviser fee	$(1,462,284)
Waiver of administrative personnel and services fee	(19,729)
Waiver of distribution services fee--Class A Shares	(3,542)
Waiver of shareholder services fee--Institutional Service Shares	(171,154)
TOTAL WAIVERS		(1,656,709)
Net expenses			1,378,961
Net investment income			10,399,777
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(50,033)
Net change in unrealized depreciation of investments			(164,824)
Net realized and unrealized loss on investments			(214,857)
Change in net assets resulting from operations			$10,184,920

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,399,777	$12,335,072
Net realized loss on investments	(50,033)	(1,456,578)
Net change in unrealized appreciation/depreciation of investments	(164,824)	260,360
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,184,920	11,138,854
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,091,645)	(8,326,371)
Institutional Service Shares	(2,199,572)	(4,158,390)
Class A Shares	(124,259)	(78,829)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,415,476)	(12,563,590)
Share Transactions:
Proceeds from sale of shares	308,626,185	1,572,472,929
Net asset value of shares issued to shareholders in payment of distributions declared	3,994,288	4,205,131
Cost of shares redeemed	(877,866,309)	(1,673,459,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(565,245,836)	(96,781,104)
Change in net assets	(565,476,392)	(98,205,840)
Net Assets:
Beginning of period	887,756,666	985,962,506
End of period (including undistributed (distributions in excess of) net investment income of $(11,615) and $4,084, respectively)	$322,280,274	$887,756,666

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class A Shares. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed income, asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of July 31, 2005, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity.

Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	126,347,800	$249,896,714	647,872,506	$1,288,649,311
Shares issued to shareholders in payment of distributions declared	1,276,701	2,529,131	1,571,767	3,125,352
Shares redeemed	(278,688,000)	(552,607,786)	(692,408,182)	(1,376,489,515)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(151,063,499)	$(300,181,941)	(42,963,909)	$(84,714,852)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,832,595	$53,613,740	133,708,789	$266,024,876
Shares issued to shareholders in payment of distributions declared	685,450	1,357,605	509,543	1,013,186
Shares redeemed	(158,005,633)	(314,057,460)	(142,578,371)	(283,436,070)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(130,487,588)	$(259,086,115)	(8,360,039)	$(16,398,008)

Year Ended July 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,588,209	$5,115,731	8,953,467	$17,798,742
Shares issued to shareholders in payment of distributions declared	54,301	107,552	33,494	66,593
Shares redeemed	(5,655,190)	(11,201,063)	(6,813,811)	(13,533,579)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,012,680)	$(5,977,780)	2,173,150	$4,331,756
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(284,563,767)	$(565,245,836)	(49,150,798)	$(96,781,104)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$10,415,476	$12,563,590

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$518,657
Unrealized depreciation	$(403,375)
Capital loss carryforward	$3,767,942

At July 31, 2005, the cost of investments for federal tax purposes was $321,560,609. The net unrealized depreciation of investments for federal tax purposes was $403,375. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $264,654 and net unrealized depreciation from investments for those securities having an excess of cost over value of $668,029.

At July 31, 2005, the Fund had a capital loss carryforward of $3,767,942 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2012	$1,673,239
2013	$ 333,472

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occuring on the first day of the following fiscal year. As of July 31, 2005, for federal income tax purposes, post October losses of $324,006 were deferred to August 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net asset. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Services Shares	0.25%
Class A	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSC retained $7,654 of fees paid by the Fund.

For the year ended July 31, 2005, the Fund's Institutional Service Shares did not incur a distribution services fee.

Sales Charges

For the year ended July 31, 2005, FSC, the principal distributor, retained $198 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained $3,901 of fees paid by the Fund.

For the year ended July 31, 2005, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustee of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the Fund) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 2 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: June 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: September 1997	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B409

28968 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004		2003		2002		2001
Net Asset Value, Beginning of Period	$1.99	$1.99		$1.99		$1.99		$1.98
Income From Investment Operations:
Net investment income	0.05	0.02		0.03		0.05		0.12
Net realized and unrealized gain (loss) on investments	(0.01)	(0.00	) [1]	(0.00	) [1]	(0.00	) [1]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.02		0.03		0.05		0.13
Less Distributions:
Distributions from net investment income	(0.05)	(0.02)		(0.03)		(0.05)		(0.12)
Net Asset Value, End of Period	$1.98	$1.99		$1.99		$1.99		$1.99
Total Return [2]	1.85%	1.24%		1.50%		2.69%		6.57%

Ratios to Average Net Assets:
Expenses	0.25%	0.25%		0.25%		0.25%		0.25%
Net investment income	2.23%	1.21%		1.53%		2.53%		5.88%
Expense waiver/reimbursement [3]	0.30%	0.28%		0.26%		0.29%		0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,724	$556,072		$641,571		$755,418		$157,938
Portfolio turnover	38%	86%		85%		73%		101%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004		2003		2002		2001
Net Asset Value, Beginning of Period	$1.99	$1.99		$1.99		$1.99		$1.98
Income From Investment Operations:
Net investment income	0.05	0.02		0.03		0.05		0.11
Net realized and unrealized gain (loss) on investments	(0.02)	(0.00	) [1]	(0.00	) [1]	(0.00	) [1]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.02		0.03		0.05		0.12
Less Distributions:
Distributions from net investment income	(0.04)	(0.02)		(0.03)		(0.05)		(0.11)
Net Asset Value, End of Period	$1.98	$1.99		$1.99		$1.99		$1.99
Total Return [2]	1.75%	1.14%		1.40%		2.59%		6.46%

Ratios to Average Net Assets:
Expenses	0.35%	0.35%		0.35%		0.35%		0.35%
Net investment income	1.92%	1.11%		1.41%		2.40%		5.45%
Expense waiver/reimbursement [3]	0.45%	0.43%		0.41%		0.44%		0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,302	$321,444		$338,455		$295,802		$46,710
Portfolio turnover	38%	86%		85%		73%		101%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,014.20	$1.25
Institutional Service Shares	$1,000	$1,013.70	$1.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.55	$1.25
Institutional Service Shares	$1,000	$1,023.06	$1.76

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:.

Institutional Shares	0.25%
Institutional Service Shares	0.35%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 1.85% for Institutional Shares and 1.75% for Institutional Service Shares. The total return of the Merrill Lynch 6-Month Treasury Bill Index 1 (the "Index") was 2.16% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the Index.

During the reporting period, the most significant factors affecting the fund's performance relative to the Index were: (1) material increases in short-term interest rates (i.e., rates for securities with maturities of less than 1 year), and (2) the fund's holdings of adjustable rate securities that temporarily lagged these interest rate increases.

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares.

MARKET OVERVIEW

The Federal Reserve Board (the "Fed") tightened monetary policy on eight occasions during the 12-month reporting period, in measured 0.25% increments at each Federal Open Market Committee meeting. 2 These actions took the federal funds target rate to 3.25%.

Yields on short-term government securities responded quickly to and in most cases anticipated the monetary policy actions taken by the Fed. Yields on adjustable rate securities did not respond as quickly to the Fed's actions because their rates are reset periodically and, therefore, lag changes in market interest rates.

1 The Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. It is not possible to invest directly in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

FUND PERFORMANCE

As a result of the general decline in prices for short-term U.S. government securities, the net asset value of the shares fell very early in the reporting period, from $1.99 to $1.98. 3 This drop in net asset value contributed negatively to the relative performance of the shares as compared to the Index. Although yields continued to rise over the remainder of the reporting period, the net asset value of the shares remained stable at $1.98. The fund maintained a shorter duration 4 than the Index throughout the 12 month period. This shorter duration reflected the fund's emphasis on floating and adjustable rate mortgage-backed securities ("MBS") and helped to protect the portfolio against additional net asset value declines during the reporting period.

During the reporting period, MBS and money market securities contributed positively to fund performance, partially offsetting the decline in net asset value of the shares. Approximately 47% of portfolio assets were allocated to the MBS sector. This allocation provided incremental yield to the portfolio relative to the Index and to the traditional government money market sector.

As noted above, increases in the yields on adjustable rated securities lagged the general increases in short-term yields during the period. As a consequence, the fund's holdings of adjustable rate securities led to lagging returns relative to the Index.

3 The fund is not a money market fund. Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Government Ultrashort Duration Fund (Institutional Shares) (the "Fund") from July 10, 1997 (start of performance) to July 31, 2005, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 2

Average Annual Total Returns for the Period Ended 7/31/2005
1 Year	1.85%
5 Years	2.75%
Start of Performance (7/10/1997)	3.76%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Government Ultrashort Duration Fund (Institutional Service Shares) (the "Fund") from September 30, 1999 (start of performance) to July 31, 2005, compared to the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). 2

Average Annual Total Returns for the Period Ended 7/31/2005
1 Year	1.75%
5 Years	2.65%
Start of Performance (9/30/1999)	3.14%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML6MT is an unmanaged index tracking six-month U.S. government securities. The ML6MT is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At July 31, 2005, the Fund's portfolio composition 1 was as follows:

Government Securities	Percentage of Total Investments [2]
U.S. Government Agency Mortgage-Backed Securities	46.8%
U.S. Government Agency Securities	31.2%
Repurchase Agreements	22.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

July 31, 2005

Principal Amount		Value
	ADJUSTABLE-RATE MORTGAGES--19.5%
	Federal Home Mortgage Corp. ARM--5.3%
$4,535,690	4.211%, 9/1/2025	$4,672,136
4,074,839	4.241%, 1/1/2035	4,048,303
3,452,991	4.249%, 9/1/2028	3,517,779
1,470,678	4.551%, 12/1/2032	1,468,550
3,199,452	4.645%, 1/1/2027	3,292,664
	TOTAL	16,999,432
	Federal National Mortgage Association ARM--14.2%
5,796,151	3.786%, 11/1/2034	5,744,785
4,224,036	3.789%, 12/1/2034	4,177,977
3,381,953	3.866%, 12/1/2034	3,351,620
8,495,084	4.033%, 5/1/2040 - 8/1/2040	8,614,901
4,320,673	4.230%, 4/1/2033	4,412,940
4,951,673	4.282%, 9/1/2027	5,032,527
8,905,047	4.582%, 4/1/2024	9,177,571
1,880,909	4.746%, 7/1/2033	1,903,885
1,476,196	4.942%, 6/1/2028	1,518,012
975,314	5.033%, 8/1/2032	1,005,266
703,281	5.105%, 8/1/2031	719,935
	TOTAL	45,659,419
	TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $63,047,939)	62,658,851
	COLLATERALIZED MORTGAGE OBLIGATIONS--24.3%
	Federal Home Mortgage Corp. REMIC--14.1%
3,500,000	Series SF1-A4, 2.520%, 5/15/2010	3,439,860
500,419	Series 2515-GW, 3.500%, 5/15/2021	499,613
1,491,764	Series 1587-FL, 3.592%, 10/15/2008	1,488,122
2,435,869	Series 2539-FK, 3.738%, 10/15/2016	2,444,351
9,972,579	Series 2571-FB, 3.738%, 2/15/2018	10,019,893
3,812,502	Series 2534-MF, 3.788%, 9/15/2030	3,821,356
800,481	Series 2395-FT, 3.838%, 12/15/2031	802,947
3,152,145	Series 2359-FA, 3.888%, 2/15/2029	3,173,188
4,523,660	Series 2554-FW, 3.888%, 11/15/2029	4,539,140
936,134	Series 2444-FT, 3.918%, 9/15/2029	941,307
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal Home Mortgage Corp. REMIC--continued
$1,209,239	Series 2478-YK, 3.938%, 2/15/2032	$1,216,838
247,060	Series 2452-FG, 3.938%, 3/15/2032	248,802
2,442,220	Series 2396-FL, 3.988%, 12/15/2031	2,467,850
3,018,664	Series 2669-AD, 4.000%, 6/15/2017	3,013,701
1,363,223	Series 2865-PJ, 4.000%, 3/15/2024	1,352,089
442,706	Series 2191-MF, 4.009%, 12/17/2027	444,168
814,956	Series 1640-FA, 4.238%, 12/15/2008	819,439
1,101,967	Series 1146-E, 4.488%, 9/15/2021	1,102,204
1,500,000	Series 1611-JA, 4.625%, 8/15/2023	1,523,371
2,107,591	Series 2389-CD, 6.000%, 3/15/2016	2,143,035
	TOTAL	45,501,274
	Federal National Mortgage Association REMIC--9.5%
1,918,100	Series 0557-A-NM, 3.410%, 7/25/2035	1,917,832
5,470,275	Series 2003-15-FW, 3.664%, 12/25/2016	5,489,415
1,056,628	Series 2002-53-FP, 3.764%, 8/25/2030	1,058,529
2,828,190	Series 2002-74-FV, 3.764%, 11/25/2032	2,836,917
2,120,994	Series 1998-22-FA, 3.809%, 4/18/2028	2,134,585
755,424	Series 2001-34-FL, 3.814%, 8/25/2031	760,038
998,045	Series 2001-68-FD, 3.814%, 12/25/2031	1,006,028
2,141,950	Series 2002-58-LF, 3.860%, 1/25/2029	2,146,447
1,498,454	Series 2002-50-FH, 3.860%, 12/25/2029	1,500,637
5,757,089	Series 2002-82-FK, 3.910%, 10/25/2031	5,785,701
450,991	Series 1993-220-FA, 3.944%, 11/25/2013	454,977
218,856	Series 2002-39-FB, 3.959%, 3/18/2032	220,398
4,418,495	Series 2003-3-PB, 5.000%, 7/25/2012	4,433,015
966,829	Series 1994-12-C, 6.250%, 1/25/2009	967,330
	TOTAL	30,711,849
	Government National Mortgage Association REMIC--0.7%
1,498,083	Series 2001-21-FB, 3.809%, 1/16/2027	1,503,117
586,246	Series 1999-43-FA, 3.859%, 11/16/2029	588,971
117,541	Series 2000-12-FQ, 4.059%, 6/16/2029	117,583
	TOTAL	2,209,671
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $78,375,104)	78,422,794
Principal Amount		Value
	GOVERNMENT AGENCIES--31.1%
	Federal Home Loan Bank System Floating Rate Notes--6.2% [1]
$10,000,000	3.148%, 8/16/2005	$9,987,600
10,000,000	3.270%, 9/13/2005	10,005,200
	TOTAL	19,992,800
	Federal Home Loan Bank System Notes--1.4%
3,000,000	2.450%, 5/17/2006	2,966,310
1,500,000	5.125%, 3/6/2006	1,511,835
	TOTAL	4,478,145
	Federal Home Loan Mortgage Corp. Discount Notes--2.0% [2]
6,667,000	3.230% - 3.350%, 10/11/2005 - 12/6/2005	6,602,839
	Federal Home Loan Mortgage Corp. Floating Rate Notes--16.8% [1]
14,000,000	3.184%, 8/7/2005	14,005,460
20,000,000	3.335%, 9/9/2005	19,996,600
20,000,000	3.510%, 10/7/2005	19,998,200
	TOTAL	54,000,260
	Federal National Mortgage Association Floating Rate Notes--4.7% [1]
5,000,000	3.160%, 8/17/2005	5,002,200
10,000,000	3.220%, 9/6/2005	9,997,400
	TOTAL	14,999,600
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $100,073,318)	100,073,644
	MORTGAGE-BACKED SECURITIES--2.9%
	Federal Home Loan Mortgage Corporation--2.3%
3,331,886	6.000%, 6/1/2020	3,454,359
3,726,958	6.500%, 9/1/2018	3,874,580
	TOTAL	7,328,939
	Federal National Mortgage Association--0.6%
1,742,051	7.500%, 1/1/2032 - 8/1/2032	1,858,006
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,249,248)	9,186,945
Principal Amount		Value
	REPURCHASE AGREEMENTS--21.9%
$25,000,000	Interest in $1,600,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.363%, dated 7/29/2005 to be repurchased at $25,007,005 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $1,644,135,004	$25,000,000
25,000,000	Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 3.320%, dated 7/29/2005 to be repurchased at $25,006,917 on 8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426	25,000,000
20,815,000	Interest in $1,950,000,000 joint repurchase agreement with UBS Securities LLC, 3.280%, dated 7/29/2005 to be repurchased at $20,820,689 on 8/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028, collateral market value $1,989,004,746	20,815,000
	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	70,815,000
	TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $321,560,609) [3]	321,157,234
	OTHER ASSETS AND LIABILITIES - NET--0.3%	1,123,040
	TOTAL NET ASSETS-100%	$322,280,274

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 The cost of investments for federal tax purposes amounts to $321,560,609.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in securities	$250,342,234
Investments in repurchase agreements	70,815,000
Total investments in securities (identified cost $321,560,609)		$321,157,234
Cash		427
Income receivable		1,672,965
Receivable for shares sold		477,750
TOTAL ASSETS		323,308,376
Liabilities:
Payable for shares redeemed	399,774
Income distribution payable	530,272
Payable for registration fee	46,748
Payable for distribution services fee (Note 5)	705
Payable for shareholder services fee (Note 5)	6,385
Accrued expenses	44,218
TOTAL LIABILITIES		1,028,102
Net assets for 162,620,580 shares outstanding		$322,280,274
Net Assets Consist of:
Paid-in capital		$326,787,212
Net unrealized depreciation of investments		(403,375)
Accumulated net realized loss on investments		(4,091,948)
Distributions in excess of net investment income		(11,615)
TOTAL NET ASSETS		$322,280,274
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$255,723,655 ÷ 129,030,566 shares outstanding, no par value, unlimited shares authorized		$1.98
Institutional Service Shares:
$62,301,592 ÷ 31,443,847 shares outstanding, no par value, unlimited shares authorized		$1.98
Class A Shares:
$4,255,027 ÷ 2,146,167 shares outstanding, no par value, unlimited shares authorized		$1.98
Offering price per share (100/98.00 of $1.98) [1]		$2.02
Redemption proceeds per share		$1.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2005

Investment Income:
Interest (including income on securities loaned of $2,125)			$11,778,738
Expenses:
Investment adviser fee (Note 5)		$1,934,659
Administrative personnel and services fee (Note 5)		388,281
Custodian fees		26,722
Transfer and dividend disbursing agent fees and expenses		69,644
Directors'/Trustees' fees		8,821
Auditing fees		16,016
Legal fees		7,915
Portfolio accounting fees		119,398
Distribution services fee--Class A Shares (Note 5)		17,711
Shareholder services fee--Institutional Service Shares (Note 5)		285,384
Shareholder services fee--Class A Shares (Note 5)		17,703
Share registration costs		69,505
Printing and postage		33,627
Insurance premiums		13,151
Miscellaneous		27,133
TOTAL EXPENSES		3,035,670
Waivers (Note 5):
Waiver of investment adviser fee	$(1,462,284)
Waiver of administrative personnel and services fee	(19,729)
Waiver of distribution services fee--Class A Shares	(3,542)
Waiver of shareholder services fee--Institutional Service Shares	(171,154)
TOTAL WAIVERS		(1,656,709)
Net expenses			1,378,961
Net investment income			10,399,777
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(50,033)
Net change in unrealized depreciation of investments			(164,824)
Net realized and unrealized loss on investments			(214,857)
Change in net assets resulting from operations			$10,184,920

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,399,777	$12,335,072
Net realized loss on investments	(50,033)	(1,456,578)
Net change in unrealized appreciation/depreciation of investments	(164,824)	260,360
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,184,920	11,138,854
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,091,645)	(8,326,371)
Institutional Service Shares	(2,199,572)	(4,158,390)
Class A Shares	(124,259)	(78,829)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,415,476)	(12,563,590)
Share Transactions:
Proceeds from sale of shares	308,626,185	1,572,472,929
Net asset value of shares issued to shareholders in payment of distributions declared	3,994,288	4,205,131
Cost of shares redeemed	(877,866,309)	(1,673,459,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(565,245,836)	(96,781,104)
Change in net assets	(565,476,392)	(98,205,840)
Net Assets:
Beginning of period	887,756,666	985,962,506
End of period (including undistributed (distributions in excess of) net investment income of $(11,615) and $4,084, respectively)	$322,280,274	$887,756,666

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2005

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class A Shares. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed income, asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of July 31, 2005, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity.

Year Ended July 31	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	126,347,800	$249,896,714	647,872,506	$1,288,649,311
Shares issued to shareholders in payment of distributions declared	1,276,701	2,529,131	1,571,767	3,125,352
Shares redeemed	(278,688,000)	(552,607,786)	(692,408,182)	(1,376,489,515)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(151,063,499)	$(300,181,941)	(42,963,909)	$(84,714,852)

Year Ended July 31	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	26,832,595	$53,613,740	133,708,789	$266,024,876
Shares issued to shareholders in payment of distributions declared	685,450	1,357,605	509,543	1,013,186
Shares redeemed	(158,005,633)	(314,057,460)	(142,578,371)	(283,436,070)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(130,487,588)	$(259,086,115)	(8,360,039)	$(16,398,008)

Year Ended July 31	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,588,209	$5,115,731	8,953,467	$17,798,742
Shares issued to shareholders in payment of distributions declared	54,301	107,552	33,494	66,593
Shares redeemed	(5,655,190)	(11,201,063)	(6,813,811)	(13,533,579)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,012,680)	$(5,977,780)	2,173,150	$4,331,756
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(284,563,767)	$(565,245,836)	(49,150,798)	$(96,781,104)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$10,415,476	$12,563,590

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2005 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$518,657
Unrealized depreciation	$(403,375)
Capital loss carryforward	$3,767,942

At July 31, 2005, the cost of investments for federal tax purposes was $321,560,609. The net unrealized depreciation of investments for federal tax purposes was $403,375. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $264,654 and net unrealized depreciation from investments for those securities having an excess of cost over value of $668,029.

At July 31, 2005, the Fund had a capital loss carryforward of $3,767,942 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2012	$1,673,239
2013	$ 333,472

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occuring on the first day of the following fiscal year. As of July 31, 2005, for federal income tax purposes, post October losses of $324,006 were deferred to August 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net asset. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Services Shares	0.25%
Class A	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSC retained $7,654 of fees paid by the Fund.

For the year ended July 31, 2005, the Fund's Institutional Service Shares did not incur a distribution services fee.

Sales Charges

For the year ended July 31, 2005, FSC, the principal distributor, retained $198 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended July 31, 2005, FSSC retained $3,901 of fees paid by the Fund.

For the year ended July 31, 2005, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustee of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the "Fund") (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 2 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: June 1994	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: September 1997	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B102
Cusip 31420B201

G00352-03 (9/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.           Audit Committee Financial Expert

     The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.           Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $39,371

                           Fiscal year ended 2004 - $34,468

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $127,653 and $0
         respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
         respectively.

(d)All Other Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
         respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

         The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                        The aggregate amount of all such services provided
                           constitutes no more than five percent of the total
                           amount of revenues paid by the registrant, the
                           registrant's adviser (not including any sub-adviser
                           whose role is primarily portfolio management and is
                           subcontracted with or overseen by another investment
                           adviser), and any entity controlling, controlled by,
                           or under common control with the investment adviser
                           that provides ongoing services to the registrant to
                           its accountant during the fiscal year in which the
                           services are provided;
(2)                        Such services were not recognized by the registrant,
                           the registrant's adviser (not including any
                           sub-adviser whose role is primarily portfolio
                           management and is subcontracted with or overseen by
                           another investment adviser), and any entity
                           controlling, controlled by, or under common control
                           with the investment adviser that provides ongoing
                           services to the registrant at the time of the
                           engagement to be non-audit services; and
(3)                        Such services are promptly brought to the attention
                           of the Audit Committee of the issuer and approved
                           prior to the completion of the audit by the Audit
                           Committee or by one or more members of the Audit
                           Committee who are members of the board of directors
                           to whom authority to grant such approvals has been
                           delegated by the Audit Committee.

         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)      NA

(g)      Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

                  Fiscal year ended 2005 - $202,438

                  Fiscal year ended 2004 - $239,952

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Institutional Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              September 14, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              September 14, 2005